Advance to Director	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Advance to Director

5. Advance to director

As of March 31, 2015, the advance balance to the Company’s Chairman of the Board, Mr. Huangchen Chen for the Company’s operation was $66,114, which has been fully repaid in April 2015.